Intangible assets, net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross amounts	$ 14,488	$ 7,900
Accumulated amortization	3,260	1,289
Intangible assets, net	11,228	6,611
Core technology
Finite-Lived Intangible Assets [Line Items]
Gross amounts	10,411	4,000
Accumulated amortization	1,470	476
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross amounts	3,900	3,900
Accumulated amortization	1,788	813
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Gross amounts	177	0
Accumulated amortization	$ 2	$ 0